ORDINARY SHARES - Additional Information (Detail) ¥ in Thousands, $ in Thousands		1 Months Ended		12 Months Ended
	Jun. 06, 2019 shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2017 CNY (¥)
Ordinary shares, shares issued		0	0	0	0	92,224,998
Ordinary shares, shares outstanding	157,138,000	0	0	0	0	92,224,998
Proceeds from Issuance Initial Public Offering				¥ 1,366,860	$ 196,337	¥ 0	¥ 0
IPO And Overallotment [Member]
Proceeds from Issuance Initial Public Offering | ¥				1,366,860
Payment of stock issuance costs | ¥				¥ 31,791
ADS [Member] | Treasury Stock [Member]
Shares Withheld for Tax Withholding Obligation		418,298	418,298
Employees' tax obligations		¥ 86,739	$ 12,459
ADS [Member] | IPO [Member]
Common stock shares issued during the period	20,532,000
Common Class A [Member]
Ordinary shares, shares issued		86,210,060	86,210,060	86,210,060	86,210,060	0
Ordinary shares, shares outstanding	83,832,712	85,791,762	85,791,762	85,791,762	85,791,762	0
Common stock voting rights				Each Class A ordinary share is entitled to one vote	Each Class A ordinary share is entitled to one vote
Common stock terms of conversion from class to the another				Each Class B ordinary share is convertible into one Class A ordinary share	Each Class B ordinary share is convertible into one Class A ordinary share
Common Class A [Member] | IPO [Member]
Common stock shares issued during the period	13,688,000
Common Class B [Member]
Ordinary shares, shares issued		73,305,288	73,305,288	73,305,288	73,305,288	0
Ordinary shares, shares outstanding	73,305,288	73,305,288	73,305,288	73,305,288	73,305,288	0
Common stock voting rights				Each Class B ordinary share is entitled to ten votes	Each Class B ordinary share is entitled to ten votes
Common stock terms of conversion from class to the another				Class A ordinary shares are not convertible into Class B ordinary shares under any circumstances.	Class A ordinary shares are not convertible into Class B ordinary shares under any circumstances.